13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
dmse8$mu
 09/30/2009
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: September 30, 2009
Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                (X) adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III, 1030 East Putnam Avenue
Greenwich, CT 06830, October 10, 2003

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 50
From 13F Information Table Value Total (USD):  67,530,000
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn
AT&T			COM	001957109	367	13594	SH		SOLE
Abbott Labs		COM	002824100	399	8069	SH		SOLE
Altria Group		COM	718154107	183	10268	SH		SOLE
American Express	COM	025816109	4134	121957	SH		SOLE
Annaly Mtg Mgmt Inc	COM	035710409	219	12100	SH		SOLE
Apple Computer		COM	037833100	273	1471	SH		SOLE
Berkshire Hathaway	COM	084670991	1919	19	SH		SOLE
Berkshire HathawayB	COM	084670207	11095	3339	SH		SOLE
Bp Plc Adr		COM	055622104	467	8778	SH		SOLE
Chevron			COM	166764100	402	5707	SH		SOLE
Chubb		 	COM	171232101	254	5040	SH		SOLE
Citigroup Inc		COM	172967101	56	11612	SH		SOLE
Coca-Cola		COM	191216100	2111	39317	SH		SOLE
Colgate Palmolive	COM	194162103	2926	38354	SH		SOLE
Comcast A		COM	20030N101	274	16221	SH		SOLE
Comcast Corp A		COM	20030N200	7018	436453	SH		SOLE
Conocophillips		COM	20825C104	385	8516	SH		SOLE
Daylight Resources	COM	239600109	181	23000	SH		SOLE
Diageo (Guinness)	COM	25243q205	663	10788	SH		SOLE
Disney			COM	254687106	855	31144	SH		SOLE
Emerson Electric	COM	291011104	1193	29768	SH		SOLE
Enerplus Res Fd		COM	29274D604	269	11750	SH		SOLE
Essential Energy 	COM	296693104	12	11500	SH		SOLE
Exxon Mobil		COM	302290101	1404	20467	SH		SOLE
General Elec Cap Corp	COM	369622485	222	9500	SH		SOLE
General Electric	COM	369604103	5889	358651	SH		SOLE
Global Environmental 	COM	P47725109	3	10000	SH		SOLE
Johnson & Johnson	COM	478160104	1408	23130	SH		SOLE
Kraft Foods A		COM	50075N104	502	19126	SH		SOLE
Mcdonalds		COM	580135101	512	8975	SH		SOLE
Microsoft		COM	594918104	4351	169158	SH		SOLE
Nestle Sa Rep Adr	COM	641069406	587	13800	SH		SOLE
Penn West Energy 	COM	707885109	206	13000	SH		SOLE
Pepsico Inc.		COM	713448108	922	15715	SH		SOLE
Philip Morris 		COM	02209S103	515	10568	SH		SOLE
Procter & Gamble	COM	742718109	2570	44375	SH		SOLE
Royal Dutch Shell	COM	780259206	246	4307	SH		SOLE
Schering-Plough		COM	806605101	335	11842	SH		SOLE
Sunset Island Group	COM	867744104	0	50000	SH		SOLE
Time Warner Cable 	COM	88732J207	1581	36697	SH		SOLE
Time Warner Inc		COM	887315109	4181	145263	SH		SOLE
U.S. Bancorp Del	COM	902973106	729	33368	SH		SOLE
USCI Inc		COM	90330N101	0	20000	SH		SOLE
United Parcel Service	COM	911312106	1909	33798	SH		SOLE
United Technologies	COM	913017109	474	7774	SH		SOLE
Verizon Comm.		COM	92343V104	234	7715	SH		SOLE
Wesco Financial		COM	950817106	973	2990	SH		SOLE
Weyerhaeuser Co		COM	962166104	421	11500	SH		SOLE
Annaly Capital Mgmt	COM	035710508	643	26450	SH		SOLE
Hilltop Holdings 	COM	432748200	1055	45397	SH		SOLE